Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Commercial mortgage loans on real estate	$ 54.6	$ 78.7
Policy loans	6.0	6.7
Level 1
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	6.0	6.7
Other investments	0.0	0.0
Total financial assets	6.0	6.7
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 2
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	0.0	0.0
Other investments	0.0	0.0
Total financial assets	0.0	0.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 3
Financial assets:
Commercial mortgage loans on real estate	55.5	82.7
Policy loans	0.0	0.0
Other investments	0.2	0.2
Total financial assets	55.7	82.9
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	209.1	227.5
Carrying Value
Financial assets:
Commercial mortgage loans on real estate	54.6	78.7
Policy loans	6.0	6.7
Other investments	0.2	0.2
Total financial assets	60.8	85.6
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	203.5	210.5
Total
Financial assets:
Commercial mortgage loans on real estate	55.5	82.7
Policy loans	6.0	6.7
Other investments	0.2	0.2
Total financial assets	61.7	89.6
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 209.1	$ 227.5